General and Administrative Expenses	12 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
General and administrative expenses

(14) General and administrative expenses

General and administrative expenses were as follows:

	Year ended June 30,
	2025	2024	2023
	$	$	$
Staff costs and employee benefits	4,461,306	6,757,235	3,356,644
Depreciation and amortization	175,791	218,334	263,576
Research and development	241,925	261,837	241,241
Office and utilities	194,331	172,630	198,135
Other	2,292,506	2,170,994	1,211,370
Total	7,365,859	9,581,030	5,270,966